SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F HOLDINGS REPORT (13F-HR)
____________________________________________________________________

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 1999

CHECK HERE IF AMENDMENT [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):	[   ]  IS A RESTATEMENT
						[   ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:			Paribas Asset Management, Inc.
ADDRESS:			787 Seventh Avenue
New York, New York  10019

13F FILE NUMBER:		28-2970


THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING
THIS REPORT AND THE PERSON BY
WHOM IT IS SIGNED
HEREBY REPRESENT THAT THE PERSON
SIGNING THE REPORT IS AUTHORIZED
TO SUBMIT IT, THAT ALL INFORMATION
CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE, AND THAT IT IS UNDERSTOOD
THAT ALL REQUIRED ITEMS,
STATEMENTS, SCHEDULES, LISTS AND
TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:		Timothy Malloch
TITLE:		President/CEO
PHONE:		(212) 841-3200


SIGNATURE, PLACE AND DATE OF SIGNING:

	Timothy Malloch	New York, NY	February 14, 2000


REPORT TYPE (CHECK ONLY ONE):

[ x ]	13F HOLDINGS REPORT

[   ]	13F NOTICE

[   ]	13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:	2

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO.	13F FILE NUMBER			NAME

01	28-4902				Paribas
02	28-5228				Paribas Asset Management SA




SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F NOTICE (13F-NT)
____________________________________________________________________


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 1999

CHECK HERE IF AMENDMENT [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):	[   ]  IS A RESTATEMENT
						[   ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:			Paribas Asset Management S.A.
ADDRESS:			41, avenue de l'Opera
75002 Paris, France

13F FILE NUMBER:		28-5228


THE INSTITUTIONAL INVESTMENT MANAGER
SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED
HEREBY REPRESENT THAT THE PERSON SIGNING THE
REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION
CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE,
AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS,
STATEMENTS, SCHEDULES, LISTS AND TABLES,
ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:		Guy de Froment
TITLE:		Chairman
PHONE:		(33-1) 42 98 68 92


SIGNATURE, PLACE AND DATE OF SIGNING:

	Guy de Froment	Paris, France		February 14, 2000


REPORT TYPE (CHECK ONLY ONE):

[    ]	13F HOLDINGS REPORT

[ x ]	13F NOTICE

[    ]	13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Paribas Asset Management, Inc. (28-2970)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO.	13F FILE NUMBER			NAME



SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F NOTICE (13F-NT)
____________________________________________________________________


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 1999

CHECK HERE IF AMENDMENT [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):	[   ]  IS A RESTATEMENT
						[   ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:			Paribas
ADDRESS:			3, rue d'Antin
75002 Paris, France

13F FILE NUMBER:		28-4902


THE INSTITUTIONAL INVESTMENT MANAGER
SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED
HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT
IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION
CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE,
AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS,
STATEMENTS, SCHEDULES, LISTS AND TABLES,
ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:		Pierre Edouard Noyelle
TITLE:		General Secretary
PHONE:		(33-1) 42 98 05 54


SIGNATURE, PLACE AND DATE OF SIGNING:

	Pierre Edouard Noyelle	Paris, France		February 14, 2000


REPORT TYPE (CHECK ONLY ONE):

[    ]	13F HOLDINGS REPORT

[ x ]	13F NOTICE

[    ]	13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Paribas Asset Management, Inc. (28-2970)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:


NO.	13F FILE NUMBER			NAME

Form 13F
Reporting Manager: Paribas Asset Management S.A.
Quarter Ending: December 31st, 1999

    Item 1            Item 2    Item 3        Item 4       Item 5        Item 6
Item 7
Item 8


Investment Discretion
Voting Authority
                                                               Shares or
Shared
                           Title of    Cusip      Fair Market  PrinicipalSole
Shared   Other
Sole  Shared   None
      Name of Issuer        Class     Number         Value       Amount   (A)
(B)      (C)  Mgrs.
(A)     (B)    (C)

Associates First Capital CoCommon  0460081088          6,255.75       228
228        228
Cbs Corp                   Common  12490K1079     30,943,192.50   483,960
483,960           483,960
Fnma Federal National MortgCommon  3135861090     13,669,566.75   218,932
218,932           218,932
Mbna Corp                  Common  55262L1008     30,091,412.00 1,104,272
1,104,272         1,104,272
Unisys Corp.               Common  9092141087     15,818,643.75   495,300
495,300           495,300
America Online             Common  02364J1043     25,410,367.50   336,840
336,840           336,840
American International GrouCommon  0268741073     15,760,732.50   145,764
145,764           145,764
Amgen Inc.                 Common  0311621009     37,064,568.75   617,100
617,100           617,100
Applied Materials Inc.     Common  0382221051     18,711,743.75   147,700
147,700           147,700
Avon Products Inc.         Common  0543031027     15,599,100.00   472,700
472,700           472,700
Bed Bath & Beyond          Common  0758961009     16,731,569.00   481,484
481,484           481,484
Bestfoods                  Common  08658U1016     14,922,493.75   283,900
283,900           283,900
Bmc Software               Common  0559211000     17,766,269.25   222,252
222,252           222,252
Bristol Myers Squibb Co.   Common  1101221083     15,957,012.50   248,600
248,600           248,600
Capital One Financial      Common  14040H1059     27,532,410.00   571,360
571,360           571,360
Cardinal Health            Common  14149Y1082     27,312,208.75   570,490
570,490           570,490
Carnival Corp"a"           Common  1436581026     16,485,750.00   344,800
344,800           344,800
Cendant Corp               Common  1513131037     34,070,284.38 1,282,646
1,282,646         1,282,646
Cisco System Inc.          Common  17275R1023     17,080,652.75   159,446
159,446           159,446
Citigroup Inc              Common  1729671016      1,104,193.56    19,873
19,873            19,873
Computer Associates InternaCommon  2049121096     16,669,952.81   238,355
238,355           238,355
Continental Airlines"b"    Common  2107953083     15,786,051.25   355,742
355,742           355,742
ton Hudson Corp            Common  2397531060     30,981,812.50   421,880
421,880           421,880
Equifax Inc.               Common  2944291051     15,099,062.06   640,809
640,809           640,809
Estee Lauder"a"            Common  5184391044     17,348,482.50   343,960
343,960           343,960
Ford Motor Co.             Common  3453701001     28,786,781.25   538,700
538,700           538,700
Gap Inc                    Common  3647601083     31,022,538.00   674,403
674,403           674,403
General Mills Inc          Common  3703341046     14,761,175.00   412,900
412,900           412,900
Georgia Pacific Corp.      Common  3732981085     16,316,125.00   321,500
321,500           321,500
Global Marine              Common  3793524048     30,952,425.00 1,861,800
1,861,800         1,861,800
Guidant Corp               Common  4016981056     27,811,780.00   591,740
591,740           591,740
Home Depot Inc.            Common  4370761029     16,568,128.13   241,650
241,650           241,650
Infonet Services Corp.     Common  45666T1060         67,147.50     2,558
2,558 2,558
Lexmark International GroupCommon  5297711070     16,498,150.00   182,300
182,300           182,300
Lucent Technologies        Common  5494631071     26,966,913.75   360,460
360,460           360,460
Medimmune                  Common  5846991025     18,627,762.50   112,300
112,300           112,300
Medtronic Inc              Common  5850551061     15,296,462.50   419,800
419,800           419,800
Microsoft Corp.            Common  5949181045     32,255,690.00   276,280
276,280           276,280
Morgan Stanley Dean Witter Common  6174464486     18,286,275.00   128,100
128,100           128,100
Oakley Inc                 Common  6736621029      6,875,216.63 1,235,994
1,235,994         1,235,994
Paychex Inc                Common  7043261079     14,348,000.00   358,700
358,700           358,700
Peco Energy                Common  6933041070     14,337,850.00   412,600
412,600           412,600
Pharmacia And Upjohn Swed.dCommon  0000289928        393,112.27     8,700
8,700             8,700
Quaker Oats Co             Common  7474021059     27,493,593.75   418,950
418,950           418,950
Safeway Inc.               Common  7865142084     29,504,783.75   829,660
829,660           829,660
Schering Plough Corp.      Common  8066051017     27,453,937.50   650,760
650,760           650,760
Staples Inc.               Common  8550301027     14,503,835.00   698,980
698,980           698,980
Sun Microsystems Inc       Common  8668101046     14,662,635.75   189,348
189,348           189,348
Tellabs Inc                Common  8796641004     15,039,131.25   234,300
234,300           234,300
Tjx Co Inc                 Common  8725401090     16,642,256.25   814,300
814,300           814,300
Tyco Int.                  Common  9021241065     36,262,600.00   932,800
932,800           932,800
United Technologies Corp   Common  9130171096     29,996,980.00   461,492
461,492           461,492
Us West                    Common  91273H1014     30,070,800.00   417,650
417,650           417,650
Watson Pharmaceiticals     Common  9426831031     15,364,636.88   429,030
429,030           429,030
Xilinx Inc.                Common  9839191015     15,859,500.00   348,800
348,800           348,800
Total: December 31st, 1999                       1,090,950,011 24,774,948
24,774,948        24,774,948